[logo] PIONEER
       Investments(R)







                                                 November 14, 2002

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Bond Fund (the "Fund")
     (File Nos. 2-62436 and 811-02864
     CIK No. 0000276776

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus for Class A, B and C shares and the form of prospectus for Class Y shares, each dated October 29, 2002, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.35 to the Fund's registration statement on Form N-1A filed electronically
(Accession No. 0000276776-02-000008) on October 29, 2002.

     If you have any questions about this certification, please contact me at (617) 517-8909 (collect).

                                                 Very truly yours,


                                                 /s/ Nancy Fanning
                                                 Nancy Fanning
                                                 Legal Product Manager

cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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